Financial risk management (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2018 USD ($)
Foreign exchange rates [abstract]
Cash and cash equivalents	$ 276,776	$ 5,895	$ 498			$ 0
Foreign exchange gain	5,907	0	$ 0
10% Weakened / Strengthened in Exchange Rate [Member]
Foreign exchange rates [abstract]
Loss before tax higher/lower related to translation of cash held	(10,000)	0
In USD [Member] | Currency Risk [member]
Foreign exchange rates [abstract]
Cash and cash equivalents	276,447	0
In Euro [Member] | Currency Risk [member]
Foreign exchange rates [abstract]
Cash and cash equivalents	$ 329	$ 5,895		€ 290	€ 4,826